Note 23 - Financial Information of Colony Bankcorp, Inc. (Parent Only) (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Condensed Balance Sheet [Table Text Block]
	20 1 8	2017

ASSETS

Cash	$936,808	$910,239
Premises and Equipment, Net	1,198,006	1,099,626
Investment in Subsidiary, at Equity	117,743,674	114,235,955
Other	235,878	24,458

Total Assets	$120,114,366	$116,270,278

LIABILITIES AND STOCKHOLDERS ’ EQUITY

Liabilities
Other Borrowed Money	$-	$1,500,000
Other	192,971	218,615

	$192,971	$1,718,615

Subordinated Debt	24,229,000	24,229,000

Stockholders ’ Equity
Common Stock, Par Value $1; 20,000,000 Shares Authorized, 8,444,908 and 8,439,258 Shares Issued and Outstanding as of December 31, 2018 and 2017, respectively	8,444,908	8,439,258
Paid-In Capital	25,978,334	29,145,094
Retained Earnings	69,459,243	59,230,260
Accumulated Other Comprehensive Loss, Net of Tax	(8,190,090)	(6,491,949)

	95,692,395	90,322,663

Total Liabilities and Stockholders ’ Equity	$120,114,366	$116,270,278

Condensed Income Statement [Table Text Block]
	20 1 8	2017	2016

Income
Dividends from Subsidiaries	$8,329,127	$8,746,882	$9,118,104
Management Fees	601,080	601,080	601,080
Other	105,968	97,103	103,612

	$9,036,175	$9,445,065	$9,822,796

Expenses
Interest	971,847	900,113	601,567
Salaries and Employee Benefits	1,083,960	917,259	840,130
Other	691,037	604,166	554,434

	2,746,844	2,421,538	1,996,131

Income Before Taxes and Equity in Undistributed Earnings of Subsidiary	6,289,331	7,023,527	7,826,665

Income Tax Benefits	422,210	568,258	457,934

Income Before Equity in Undistributed Earnings of Subsidiary	6,711,541	7,591,785	8,284,599

Equity in Undistributed Earnings of Subsidiary	5,205,859	159,193	388,611

Net Income	11,917,400	7,750,978	8,673,210
Preferred Stock Dividends	-	210,600	1,493,310

Net Income Available to Common Stockholders	$11,917,400	$7,540,378	$7,179,900

Condensed Statement of Comprehensive Income [Table Text Block]
	2018	2017	2016

Net Income	$11,917,400	$7,750,978	$8,673,210

Other Comprehensive Income (Loss)

Gains (Losses) on Securities Arising During the Year	(2,033,636)	(608,355)	(505,367)
Tax Effect	427,063	206,841	171,825

Realized (Gains) Losses on Sale of AFS Securities	(115,909)	-	(385,223)
Tax Effect	24,341	-	130,976

Change in Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(1,698,141)	(401,514)	(587,789)

Comprehensive Income	$10,219,259	$7,349,464	$8,085,421

Condensed Cash Flow Statement [Table Text Block]
	2018	2017	2016

Cash Flows from Operating Activities
Net Income	$11,917,400	$7,750,978	$8,673,210
Adjustments to Reconcile Net Income to
Net Cash Provided by Operating Activities
Depreciation and Amortization	84,848	70,183	66,476
Share-based Compensation Expense	13,890	-	-
Equity in Undistributed
Earnings of Subsidiary	(5,205,859)	(159,193)	(388,611)
Change in Interest Payable	2,450	17,887	5,367
Other	(239,515)	38,135	108,288

	6,573,214	7,717,990	8,464,730

Cash Flows from Investing Activities
Purchases of Premises and Equipment	(183,228)	(94,925)	(6,836)

Cash Flows from Financing Activities
Proceeds from Other Borrowed Money	7,500	5,000,000	-
Principal Payments on Other Borrowed Money	(1,507,500)	(3,500,000)	-
Dividends Paid on Common Stock	(1,688,417)	(843,934)	-
Dividends Paid on Preferred Stock	-	(315,900)	(1,590,746)
Repurchase of Warrants	(3,175,000)	-	-
Redemption of Preferred Stock	-	(9,360,000)	(8,661,000)

	(6,363,417)	(9,019,834)	(10,251,746)

Increase (Decrease) in Cash	26,569	(1,396,769)	(1,793,852)

Cash, Beginning	910,239	2,307,008	4,100,860

Cash, Ending	$936,808	$910,239	$2,307,008